SCHEDULE OF PARENT COMPANY STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
General and administrative	$ 1,671,937	$ 1,464,679
Total operating expenses	2,398,840	2,023,363
Other income:
Other income, net	264,069	194,583
Total other income (expenses), net	85,095	(10,899)
Net loss	(581,931)	(1,125,038)
Comprehensive loss	(2,557)	(342)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in loss of subsidiaries	(113,231)	(822,474)
Operating expenses:
General and administrative	(572,983)	(339,126)
Total operating expenses	(572,983)	(339,126)
Other income:
Other income, net	104,283	36,562
Total other income (expenses), net	104,283	36,562
Net loss	(581,931)	(1,125,038)
Foreign currency translation adjustment	(54,076)	(34,516)
Comprehensive loss	$ (636,007)	$ (1,159,554)